INCOME TAXES - Income tax provision (Details)	12 Months Ended
Dec. 31, 2022 USD ($)
Federal
Current expense	$ 215,000
Deferred benefit	(195,000)
Change in valuation allowance	195,000
Total tax expense	$ 215,000